iSHARES TRUST
                         SUPPLEMENT DATED JUNE 28, 2001
                                     to the
                                 PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 12, 2000
                           (AS REVISED MARCH 14, 2001)

THE INFORMATION IN THIS SUPPLEMENT UPDATES THE INFORMATION IN, AND SHOULD BE READ IN CONJUNCTION WITH, THE PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION OF ISHARES TRUST, EACH DATED MAY 12, 2000 (AS REVISED MARCH 14,
2001).

THE ISHARES RUSSELL 3000 INDEX FUND'S STANDARD CREATION AND STANDARD REDEMPTION TRANSACTION FEES ARE CHANGED FROM $11,500 TO $5,000. ACCORDINGLY, THE PARAGRAPH APPEARING UNDER THE HEADING "CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES" ON PAGE 67 OF THE PROSPECTUS IS REMOVED AND REPLACED WITH THE
FOLLOWING:

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $5,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of March 31, 2000 was $4,130,150. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $5,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $4,130,150 and a 5% return each year, and assuming that the Fund 's operating expenses remain the same, the total costs would be $31,467 if the Creation Unit is redeemed after one year, and $49,692 if the Creation Unit is redeemed after three years.

*See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

THE ENTRY FOR THE ISHARES RUSSELL 3000 INDEX FUND IN THE TABLE APPEARING ON PAGE 44 OF THE STATEMENT OF ADDITIONAL INFORMATION IS REMOVED AND REPLACED WITH THE FOLLOWING (THE TABLE'S COLUMN HEADINGS AND THE TEXT OF THE FOOTNOTE ARE ALSO PROVIDED):

                                                                   MAXIMUM
                                                                  CREATION
                                                                 TRANSACTION
NAME OF FUND                               AMOUNT                    FEE*
------------                               ------                    ---

iShares Russell 3000 Index Fund            $5,000                  $20,000

* If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the Standard Creation or Redemption Transaction Fee.

THE ENTRY FOR THE ISHARES RUSSELL 3000 INDEX FUND IN THE TABLE APPEARING ON PAGE 46 OF THE STATEMENT OF ADDITIONAL INFORMATION IS REMOVED AND REPLACED WITH THE FOLLOWING (THE TABLE'S COLUMN HEADINGS AND THE TEXT OF THE FOOTNOTE ARE ALSO PROVIDED):

                                                                   MAXIMUM
                                                                  CREATION
                                                                 TRANSACTION
NAME OF FUND                               AMOUNT                    FEE*
------------                               ------                    ---

iShares Russell 3000 Index Fund            $5,000                  $20,000

* If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the Standard Creation or Redemption Transaction Fee.

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                              FOR FUTURE REFERENCE